Goodwill - Schedule of Changes to Goodwill (Detail) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 389,660,519	$ 119,529,202	$ 339,911,399	$ 119,529,202	$ 119,529,202
Acquisitions	15,461,331		49,749,119
Dispositions	0	0	0		0
Impairment Loss	0	0	0	0	0
Measurement period adjustment	6,580,549
Ending balance	$ 411,702,399	$ 119,529,202	$ 389,660,519	$ 389,660,519	$ 119,529,202